PILLSBURY WINTHROP SHAW PITTMAN LLP
2475 Hanover Street
Palo Alto, CA 94304
Tel: (650) 233-4500
Fax: (650) 233-4545
July 3, 2006
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Oculus Innovative Sciences, Inc.
Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of Oculus Innovative Sciences, Inc. (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Act”), is one conformed copy of the Registrant’s Registration Statement on Form S-1, together with the exhibits thereto (except for exhibits that will be filed by amendment). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Registrant for five (5) years.
     The filing fee of $8,614 has been calculated pursuant to Rule 457(o) of the General Rules and Regulations under the Act and has been sent by wire transfer to the Commission’s lockbox at The Mellon Bank in Pittsburgh, Pennsylvania as required by Rule 13(c) of Regulation S-T. The wire was sent on Friday, June 30, 2006.
     The representatives of the underwriters have advised us that the proposed offering will be reviewed by representatives of the National Association of Securities Dealers, Inc. (the “NASD”) and that copies of the Registration Statement and Underwriting Agreement are being forwarded to the NASD.
     The Registrant and the managing underwriters have authorized us to advise you that, as contemplated by Rule 461(a) under the Act, they may make oral requests for the acceleration of the Registration Statement’s effectiveness and that they are aware of their respective obligations under the Act.

Securities and Exchange Commission
July 3, 2006

     Please direct any questions or information regarding this filing to the undersigned at (650) 233-4523.

Very truly yours,
/s/ Noelle Matteson

Noelle Matteson

cc:	The Nasdaq National Market

Hojabr Alimi
Robert Miller

Sylvia K. Burks, Esq. Gabriella A. Lombardi, Esq.